Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal	$ 441	$ 164	$ 118
State	143	51	41
Foreign	70	64	86
Total current	654	279	245
Federal	(116)	(606)	(74)
State	50	(86)	(17)
Foreign	(24)	65	0
Deferred income taxes	(90)	(627)	(91)
Income tax benefit (expense)	$ 564	$ (348)	$ 154